FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 16, 2025	Jun. 30, 2026	Dec. 31, 2025
FAIR VALUE MEASUREMENTS (Details) [Line Items]
Marketable securities held in the trust account		$ 209,286,528	$ 205,642,100
IPO [Member]
FAIR VALUE MEASUREMENTS (Details) [Line Items]
Fair value of public rights	$ 4,361,306
Price per public right (in Dollars per share)	$ 0.23